Finance Lease (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 270,882,899	$ 231,780,842
Amounts representing interest and deferred finance fees	(44,428,222)	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	226,454,677	197,704,384
Current portion of finance lease obligations	21,783,261	19,084,775
Current portion of deferred finance fees	(699,430)	(630,553)
Non-current portion of finance lease obligations	207,592,243	181,250,674
Non-current portion of deferred finance fees	(2,221,397)	(2,000,512)
Total finance lease obligations, net of deferred finance fees	226,454,677	197,704,384
Japanese Leases No.1 and 2 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	21,676,600	26,531,100
Japanese Lease No.3 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	10,746,500	13,119,000
Japanese Lease No.4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	19,941,538	21,949,099
CMBFL Leases No.1 to 4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	65,187,328	72,459,942
Ocean Yield ASA [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	50,320,320	55,729,620
China Huarong Leases [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	37,385,213	41,992,081
CMBFL Shandong [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 65,625,400	$ 0